Other Assets (Details) - Schedule of other assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Nov. 09, 2021
Schedule of other assets [Abstract]
Electrical component inventory	$ 548	$ 169	$ 7,081
Sales taxes receivable	1,980	297
Prepaid expenses and other	3,202	203
Insurance refund (Note 9c) and other receivable	697
Total	$ 6,427	$ 669